Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Treasury Stock, Common	Additional Paid-In Capital	Accumulated Deficit	AOCI Attributable to Parent
Number of shares, beg balance at Dec. 31, 2023		69,656
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2023	$ 884,839	$ 195		$ 3,091,649	$ (2,199,926)	$ (7,079)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		784
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	149	$ 2		147
Stock-based compensation	8,649			8,649
Comprehensive loss	(27,487)				(25,983)	(1,504)
Number of shares, ending balance at Mar. 31, 2024		70,440
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2024	$ 866,150	$ 197		3,100,445	(2,225,909)	(8,583)
Balance (in Shares) at Dec. 31, 2024	71,716
Number of shares, beg balance at Dec. 31, 2024	71,982	71,982
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2024	$ 792,991	$ 202	$ (1,995)	3,123,024	(2,320,209)	(8,031)
Treasury Stock, Common, Shares at Dec. 31, 2024			(266)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		675
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	0	$ 1		(1)
Stock-based compensation	6,213			6,213
Comprehensive loss	$ (14,363)				(13,054)	(1,309)
Number of shares, ending balance at Mar. 31, 2025	72,657	72,657
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2025	$ 784,841	$ 203	$ (1,995)	$ 3,129,236	$ (2,333,263)	$ (9,340)
Treasury Stock, Common, Shares at Mar. 31, 2025			(266)